Revenues from Contracts with Customers - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 3,819.0	€ 17,310.6	€ 18,976.7
Contract liabilities	751.8	125.5
Remaining upfront fees contract liabilities		65.7
Advance payment received for future COVID 19 vaccine sale		56.3
Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,815.5	17,194.6	18,874.0
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,010.9	12,709.7	14,636.5
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	482.7	3,031.0	2,241.9
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			675.0
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,293.0	13,795.8	15,500.0
German Federal Ministry of Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	473.6	3,020.5	1,945.6
Contract liabilities	302.3
Sales to collaboration partners | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	275.3	1,224.3	970.9
Sales to collaboration partners | Commercial revenues | Manufacturing Variances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	74.5	850.0	31.0
Direct product sales to customers | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	473.6	€ 3,184.7	3,007.2
Share of collaboration partners' sales milestones | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			€ 476.6
Pfizer (COVID-19 vaccine)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	386.4
Pfizer (Zoster)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining upfront fees contract liabilities	€ 62.3